Employee Benefit Plans (AOCI and regulatory assets and liabilities that have not been recognized as components of periodic benefit (credit) cost) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		$ 1,700	$ 659
Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		169	98
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		3,477	3,181
Prior service (credit) cost		7	8
Total	[1]	3,484	3,189
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		555	367
Total	[1]	555	367
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		350	283
Prior service (credit) cost		(393)	(440)
Total	[1]	(43)	(157)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		89	76
Prior service (credit) cost		(52)	(52)
Total	[1]	$ 37	$ 24

[1]	As of December 31, 2018, of the $555 million related to pension benefits, $200 million is included in AOCI, with the remainder included in noncurrent assets of discontinued operations; of the $37 million related to other postretirement benefits, $22 million is included in noncurrent assets of discontinued operations with the remainder included in regulatory assets and liabilities. As of December 31, 2017, of the $367 million related to pension benefits, $134 million is included in AOCI, with the remainder included in noncurrent assets of discontinued operations; of the $24 million related to other postretirement benefits, $25 million is included in noncurrent assets of discontinued operations with the difference included in regulatory liabilities.